THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                              --------------------

Check here if Amendment [   ]; Amendment Number:      3
                                                ------------
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue
         13th Floor
         Evanston, IL  60201

Form 13F File Number:  28-11800
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Turro
Title:   Chief Compliance Officer
Phone:   (847) 905-4690

Signature, Place, and Date of Signing:

/s/ Michael Turro                Evanston, IL               August 14, 2008
-----------------------        -------------------         ----------------
   [Signature]                     [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                        ------------------------

Form 13F Information Table Entry Total:                      4
                                        --------------------------

Form 13F Information Table Value Total:               $452,104
                                        --------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                             MAGNETAR FINANCIAL LLC
                                    FORM 13F
                         Quarter Ended December 31, 2007

------------------------------------------------------------------------------------------------------------------------------
                                CLASS               VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
                                -----               ------    -------  ---  ----  -----------  ------        ----------------
NAME OF ISSUER                  TITLE     CUSIP   (X$1,000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS       SOLE SHARED NONE
--------------                  -----     -----   ---------   -------  ---  ----  ----------  --------       ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEMS CO         COM    018581108   218,373  2,912,039  SH            SOLE                2,912,039
------------------------------------------------------------------------------------------------------------------------------
AMERISTAR CASINOS INC            COM    03070Q101    31,847  1,156,398  SH            SOLE                1,156,398
------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS     COM    184502102   112,284  3,252,736  SH            SOLE                3,252,736
------------------------------------------------------------------------------------------------------------------------------
PENN NATL GAMING                 COM    707569109    89,600  1,504,626  SH            SOLE                1,504,626
------------------------------------------------------------------------------------------------------------------------------